PGIM Nasdaq-100 Buffer 12 ETF - July
Schedule of Investments  (unaudited)
as of July 31, 2026
Description	Shares	Value
Short-Term Investments 107.1%
Affiliated Mutual Fund 1.1%
PGIM Core Government Money Market Fund (7-day effective yield 3.777%) (cost $236,755)(wb)	236,755	$236,755
Options Purchased*~ 106.0%
(cost $24,262,200)		23,267,774

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 107.1% (cost $24,498,955)		23,504,529
Options Written*~ (7.1)%
(premiums received $1,828,694)		(1,546,026)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $22,670,261)		21,958,503
Liabilities in excess of other assets (0.0)%		(8,714)

Net Assets 100.0%		$21,949,789

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Invesco QQQ Trust, Series 1	Call	06/30/27	$7.36		309		31	$20,945,837
Invesco QQQ Trust, Series 1	Put	06/30/27	$736.40		309		31	2,321,937
Total Options Purchased (cost $24,262,200)								$23,267,774
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Invesco QQQ Trust, Series 1	Call	06/30/27	$905.92		309		31	$(310,740)
Invesco QQQ Trust, Series 1	Put	06/30/27	$648.03		309		31	(1,235,286)
Total Options Written (premiums received $1,828,694)								$(1,546,026)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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